Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt and Balance Sheet Presentation
The table below sets our external debt agreements as at September 30, 2022 (Successor) and December 31, 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Secured debt:
Term Loan Facility	175	—
Second Lien Facility	713	—

Total Secured debt	888	—
Unsecured notes
Unsecured convertible notes	50	—

Total Unsecured notes	50	—

Total principal debt	938	—

Exit fee
Term Loan Facility	5	—
Second Lien Facility	35	—
Debt premium
Term Loan Facility	4	—

Total debt	982	—

Debt was presented in our Consolidated Balance Sheets as:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Debt due within one year	32	—
Long-term debt	950	—

Total debt	982	—

As
at December 31, 2021 and 2020, we had the following liabilities for third party debt agreements:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Secured credit facilities	5,545	5,545

Total debt principal	5,545	5,545
Less: Debt balance held as subject to compromise	(5,545)	—

Carrying value	—	5,545

Schedule of debt maturities
The outstanding debt as at September 30, 2022 (Successor) was repayable as follows, for the years ended December 31:

(In $ millions)	Term Loan	Second Lien (1)	Convertible Note	Total repayments
2023	—	42	—	42
2024	—	42	—	42
2025	—	42	—	42
2026	180	42	—	222
2027	—	580	—	580
2028 and thereafter	—	—	50	50

Total debt principal and exit fee payments	180	748	50	978

As at the Effective Date, the outstanding external debt is repayable as set out in the table below:

(In $ millions)	2022	2023	2024	2025	2026 and thereafter	Total
Total Debt Repayments (a)	0	40	40	40	788	908

(a)	The repayment schedule is net of fees and assumes that all interest is paid in cash as opposed to any capitalized pay-if-you-can interest, as further outlined in the existing facility section above.